Investments and Fair Value Instruments - Summary of Preferred Investment Option Liabilities Measured and Recorded on Recurring Basis using Black-Scholes Model (Detail) - Level 3 [Member]	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Remaining Term [Member] | March 2023 Options - Series A & March 2023 Placement Agent Options [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Remaining term (in years)	2 years 10 months 20 days	3 years 1 month 20 days	4 years 1 month 28 days
Remaining Term [Member] | March 2023 Options - Series B [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Remaining term (in years)		0 years	7 months 9 days
Remaining Term [Member] | August 2022 Options & August 2022 Placement Agent Options [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Remaining term (in years)	2 years 5 months 1 day	2 years 8 months 1 day	3 years 8 months 1 day
Expected Volatility [Member] | March 2023 Options - Series A & March 2023 Placement Agent Options [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Preferred investment options liability, measurement input	94.8	101.7	91.7
Expected Volatility [Member] | March 2023 Options - Series B [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Preferred investment options liability, measurement input		0	78.7
Expected Volatility [Member] | August 2022 Options & August 2022 Placement Agent Options [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Preferred investment options liability, measurement input	97.3	95.9	90.5
Risk-Free Interest Rate [Member] | March 2023 Options - Series A & March 2023 Placement Agent Options [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Preferred investment options liability, measurement input	3.9	4.3	3.9
Risk-Free Interest Rate [Member] | March 2023 Options - Series B [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Preferred investment options liability, measurement input		0	5.2
Risk-Free Interest Rate [Member] | August 2022 Options & August 2022 Placement Agent Options [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Preferred investment options liability, measurement input	3.9	4.3	4
Expected Dividend Yield [Member] | March 2023 Options - Series A & March 2023 Placement Agent Options [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Preferred investment options liability, measurement input	0	0	0
Expected Dividend Yield [Member] | March 2023 Options - Series B [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Preferred investment options liability, measurement input		0	0
Expected Dividend Yield [Member] | August 2022 Options & August 2022 Placement Agent Options [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Preferred investment options liability, measurement input	0	0	0